ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

7. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2025, and 2024, our accounts payable are primarily made up of trade payables for purchase of motor parts and picture frames. Additionally, our accounts payable and accrued liabilities will consist of other vendor invoices, amounts owed to employees and other invoices related to the Company’s advisors.